Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of Other Required Segment Data
The Company also reports “Corporate costs”, which includes expenses for corporate functions. In 2022, Corporate costs also included expenses related to the Change Program (see note 5). Corporate costs does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Revenues
Legal Professionals	705	700	1,419	1,398
Corporates	392	373	827	784
Tax & Accounting Professionals	229	217	511	470
Reuters News	194	188	369	364
Global Print	133	142	271	284
Eliminations/Rounding	(6)	(6)	(12)	(12)
Revenues	1,647	1,614	3,385	3,288

Adjusted EBITDA
Legal Professionals	345	304	663	609
Corporates	163	139	317	296
Tax & Accounting Professionals	89	81	238	203
Reuters News	45	44	74	81
Global Print	53	50	103	103
Total reportable segments adjusted EBITDA	695	618	1,395	1,292
Corporate costs	(33)	(57)	(56)	(131)
Fair value adjustments (1)	(5)	12	(18)	5
Depreciation	(29)	(38)	(59)	(76)
Amortization of computer software	(127)	(121)	(245)	(235)
Amortization of other identifiable intangible assets	(23)	(25)	(48)	(51)
Other operating gains, net	347	2	364	1

Operating profit	825	391	1,333	805
Net interest expense	(34)	(49)	(89)	(97)
Other finance (costs) income	(102)	320	(192)	414
Share of post-tax earnings (losses) in equity method investments	419	(825)	989	(27)
Tax (expense) benefit	(219)	92	(415)	(148)
Earnings (loss) from continuing operations	889	(71)	1,626	947

(1)	The three and six months ended June 30, 2023 includes $4 million and $13 million, respectively, of acquired deferred revenue (2022 - nil).